Merrill Lynch Investment Managers


Semi-Annual Report
December 31, 2001


Merrill Lynch
Total Return
Bond Fund


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Fund seeks to maximize long-term total return. The Fund will seek to achieve its objective by investing all of its assets in Total Return Bond Master Portfolio of Fund Asset Management Master Trust, which has the same investment objective as the Fund. The Portfolio may invest a portion of its assets in non-investment-grade debt securities, commonly referred to as high yield "junk" bonds, which may be subject to greater market fluctuations and risk of loss of income and principal than securities in higher rating categories. The Portfolio may also invest a portion of its assets in emerging markets and other foreign securities, which involve special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity, and the possibility of substantial volatility due to adverse political, economic or other developments.


Merrill Lynch Total Return Bond Fund of
Merrill Lynch Investment Managers Funds, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper


www.mlim.ml.com


MERRILL LYNCH TOTAL RETURN BOND FUND


Officers and
Directors


Robert L. Burch III, Director
Joe Grills, Director
Madeleine A. Kleiner, Director
Richard R. West, Director
Terry K. Glenn, President
Donald C. Burke, Vice President and Treasurer
Phillip S. Gillespie, Secretary

Custodian
Brown Brothers Harriman &Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863



Merrill Lynch Total Return Bond Fund, December 31, 2001


DEAR SHAREHOLDER


Investment Review
During the six-month period ended December 31, 2001, fixed-income markets were heavily influenced by several factors including the deterioration of the US and global economies, prevailing Federal Reserve Board monetary policy, expectations for fiscal stimulus, the direction of the equity markets in the United States and, of course, the tragic events of September 11, 2001. As we entered the period, investors remained focused on the expectation that the Federal Reserve Board would remain extremely accommodative in its monetary policy in an effort to prevent the US economy from slipping into a recession. With inflationary pressures non-existent, the Federal Reserve Board had the ability to aggressively address economic issues. The Federal Reserve Board took full advantage by lowering short-term interest rates by 225 basis points (2.25%) during the period, bringing the overnight Federal Funds rate to a historical low of 1.75%.

Since the beginning of the monetary easing cycle, starting with the initial interest rate cut in January 2001, the Federal Reserve Board reduced its overnight lending rate by 475 basis points. In line with these actions, the US Treasury yield curve steepened as shorter-dated interest rates were the greatest benefactors of prevailing Federal Reserve Board monetary policy. However, the extent to which the yield curve could have steepened was greatly muted by the technical supply factors in longer-dated US Treasury bonds, a result of the US Treasury buyback program and the elimination of the 30-year US Treasury bond auction. During the last half of 2001, the 2-year - 30-year US Treasury yield curve steepened by 92 basis points.

The tragic events of September 11 had a pronounced impact on global financial markets and the effect on US fixed-income markets was no less stunning. Prior to the terrorist attacks, US financial markets were adjusting to the notion that the economy was slowing at a slightly greater-than-expected rate, however, a recessionary scenario was not widely accepted. Despite the efforts of the Federal Reserve Board to provide monetary stimulus through the lowering of short-term interest rates and the hopeful fiscal implications of the tax rebate program, consumers were clearly reluctant to continue their spending pattern of recent years. While the housing market remained fairly robust, consumers reduced expenditures to large-ticket, durable goods. In part, the retrenchment of the consumer, which accounts for two-thirds of gross domestic product growth, was a function of the eroding stock market as well as a deteriorating job market. With respect to the latter, American corporate layoff announcements were increasing as companies reacted to the slowing economy. The unemployment rate in the United States as of December 31, 2001 was 5.8% compared to a low of 3.9% in September 2000. However, we believe that the foundation for a recovery has been laid for the second quarter of 2002. Specifically, the combined impact of lower interest rates, lower energy prices, continued strength of the housing market, tax cuts and the reversal of the inventory adjustment process should translate into an increase in economic activity. The timing for the economic rebound will depend on improving levels of consumer confidence brought on by the stabilization of the employment environment.

For the six months ended December 31, 2001, the Fund's Class A, Class B, Class C and Class D Shares had total returns of +5.75%, +5.21%, +5.22% and +5.61%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 4 and 5 of this report to shareholders.) This compares favorably to the Fund's benchmark, the unmanaged Lehman Brothers Aggregate Bond Index, which had a total return of +4.66%.

Throughout a significant portion of the six-month period ended December 31, 2001, we formulated the Fund's investment strategy to take advantage of both the push to lower interest rates and the move to a steeper yield curve. The Fund's slightly longer duration profile relative to the Lehman Brothers Aggregate Bond Index produced desirable results within the context of an interest rate rally. Additionally, the Fund's significant overweight to spread product primarily in the form of corporate issues, asset-backed securities (ABS) and private label collateralized mortgage obligations, produced the intended results. By mid-fourth quarter of 2001, we believed that the Federal Reserve Board's easier monetary policy would soon conclude, thus we used market rallies as an opportunity to collapse portfolio duration much closer to that of the Index. Since we expected that the yield curve would steepen, we also used the selling activity to rebalance the Fund via the implementation of a more bulleted structure and thereby limiting differentials in the yield curve exposure.

Going forward, we will continue to seek to build a yield advantage into the Fund through an overweight in the corporate sector and mortgage-backed securities (MBS) and ABS markets. We expect corporate spreads to perform well as the economy recovers, while prevailing spreads in the MBS and ABS markets are compelling. US Treasury and Federal agency positions will be underweighted relative to Index allocations given our belief that interest rates will trend higher, albeit very slowly, as the Federal Reserve Board concludes its monetary easing program.


In Conclusion
We appreciate your continued support of Merrill Lynch Total Return Bond Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


(Terry K. Glenn)
Terry K. Glenn
President



(Christopher G. Ayoub)
Christopher G. Ayoub
Co-Portfolio Manager



(James J. Pagano)
James J. Pagano
Co-Portfolio Manager




February 18, 2002




Merrill Lynch Total Return Bond Fund, December 31, 2001


PERFORMANCE DATA


About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 4.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately ten years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 4.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Portfolio's investment adviser pays annual operating expenses of the Fund's Class A, Class B, Class C and Class D Shares in excess of ..65%, 1.65%, 1.65% and .90%, respectively, of the average net assets of each Class. If the investment adviser did not pay such expenses, net returns would be lower. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


Average Annual
Total Return


                                     % Return Without % Return With
                                       Sales Charge   Sales Charge**
Class A Shares*

One Year Ended 12/31/01                    +8.91%         +4.28%
Inception (10/06/00)
through 12/31/01                           +9.87          +6.08

*Maximum sales charge is 4.25%.
**Assuming maximum sales charge.


                                         % Return        % Return
                                       Without CDSC    With CDSC**
Class B Shares*

One Year Ended 12/31/01                    +7.94%         +3.94%
Inception (10/06/00)
through 12/31/01                           +8.71          +6.33

*Maximum contingent deferred sales charge is 4% and is reduced to 0%after four years.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return        % Return
                                       Without CDSC    With CDSC**
Class C Shares*

One Year Ended 12/31/01                    +7.91%         +6.91%
Inception (10/06/00)
through 12/31/01                           +8.73          +8.73

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**Assuming payment of applicable contingent deferred sales charge.

                                     % Return Without % Return With
                                       Sales Charge   Sales Charge**
Class D Shares*

One Year Ended 12/31/01                    +8.66%         +4.04%
Inception (10/06/00)
through 12/31/01                           +9.54          +5.76

*Maximum sales charge is 4.25%.
**Assuming maximum sales charge.


Recent
Performance
Results
                                            6-Month         12-Month     Since Inception    Standardized
As of December 31, 2001                   Total Return    Total Return     Total Return     30-Day Yield
ML Total Return Bond Fund Class A Shares*   +5.75%            +8.91%          +12.34%           4.96%
ML Total Return Bond Fund Class B Shares*   +5.21             +7.94           +10.88            4.16
ML Total Return Bond Fund Class C Shares*   +5.22             +7.91           +10.89            4.16
ML Total Return Bond Fund Class D Shares*   +5.61             +8.66           +11.92            4.70
Lehman Brothers Aggregate Bond Index**      +4.66             +8.44           +12.26            --

*Investment results shown do not reflect sales charges; results shown would be lower if a sales charge were included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The
Fund's inception date is 10/06/00.
**This unmanaged market-weighted Index is comprised of investment-grade corporate bonds (rated BBB or better), mortgages and US
Treasury and government agency issues with at least one year to maturity. Since inception total return is from 10/31/00.

Merrill Lynch Total Return Bond Fund, December 31, 2001

STATEMENT OF ASSETS AND LIABILITIES
MERRILL LYNCH
TOTAL RETURN
BOND FUND           As of December 31, 2001
Assets:             Investment in Total Return Bond Master Portfolio, at value
                    (identified cost--$20,684,962)                                                        $   20,272,539
                    Receivable from administrator                                                                  7,147
                                                                                                          --------------
                    Total assets                                                                              20,279,686
                                                                                                          --------------
Liabilities:        Payables:
                      Dividends and distributions to shareholders                      $       25,929
                      Distributor                                                              10,006             35,935
                                                                                       --------------
                    Accrued expenses                                                                              58,467
                                                                                                          --------------
                    Total liabilities                                                                             94,402
                                                                                                          --------------

Net Assets:         Net assets                                                                            $   20,185,284
                                                                                                          ==============

Net Assets          Class A Shares of Common Stock, $.01 par value,
Consist of:         100,000,000 shares authorized                                                         $          434
                    Class B Shares of Common Stock, $.01 par value,
                    200,000,000 shares authorized                                                                  6,664
                    Class C Shares of Common Stock, $.01 par value,
                    100,000,000 shares authorized                                                                  3,429
                    Class D Shares of Common Stock, $.01 par value,
                    100,000,000 shares authorized                                                                  8,798
                    Paid-in capital in excess of par                                                          20,390,285
                    Undistributed investment income--net                                                           5,840
                    Undistributed realized capital gains on investments
                    from the Portfolio--net                                                                      182,257
                    Unrealized depreciation on investments from the Portfolio--net                             (412,423)
                                                                                                          --------------
                    Net assets                                                                            $   20,185,284
                                                                                                          ==============

Net Asset           Class A--Based on net assets of $453,874 and
Value:              43,381 shares outstanding                                                             $        10.46
                                                                                                          ==============
                    Class B--Based on net assets of $6,956,121 and
                    666,406 shares outstanding                                                            $        10.44
                                                                                                          ==============
                    Class C--Based on net assets of $3,580,680 and "
                    342,910 shares outstanding                                                            $        10.44
                                                                                                          ==============
                    Class D--Based on net assets of $9,194,609 and
                    879,788 shares outstanding                                                            $        10.45
                                                                                                          ==============

See Notes to Financial Statements.


STATEMENT OF OPERATIONS

MERRILL LYNCH
TOTAL RETURN
BOND FUND           For the Six Months Ended December 31, 2001
Investment          Net investment income allocated from the Portfolio:
Income from the       Interest                                                                             $     274,874
Portfolio--Net:       Dividends                                                                                    2,450
                      Expenses                                                                                  (19,894)
                                                                                                           -------------
                    Net investment income from the Portfolio                                                     257,430
                                                                                                           -------------

Expenses:           Registration fees                                                   $      22,687
                    Account maintenance and distribution fees--Class B                         20,219
                    Printing and shareholder reports                                           16,444
                    Administration fees                                                        10,817
                    Professional fees                                                           7,701
                    Offering costs                                                              7,030
                    Account maintenance and distribution fees--Class C                          6,670
                    Account maintenance fees--Class D                                           3,868
                    Transfer agent fees--Class B                                                1,240
                    Transfer agent fees--Class D                                                  947
                    Transfer agent fees--Class C                                                  407
                    Transfer agent fees--Class A                                                   56
                    Other                                                                       3,701
                                                                                        -------------
                    Total expenses before reimbursement                                       101,787
                    Reimbursement of expenses                                                (62,643)
                                                                                        -------------
                    Total expenses after reimbursement                                                            39,144
                                                                                                           -------------
                    Investment income--net                                                                       218,286
                                                                                                           -------------

Realized &          Realized gain on investments from the Portfolio--net                                         216,368
Unrealized          Change in unrealized depreciation on investments
Gain (Loss)         from the Portfolio--net                                                                    (398,882)
from the                                                                                                   -------------
Portfolio--Net:     Net Increase in Net Assets Resulting from Operations                                   $      35,772
                                                                                                           =============

                      See Notes to Financial Statements.


Merrill Lynch Total Return Bond Fund, December 31, 2001

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                          For the Six     For the Period
MERRILL LYNCH                                                                            Months Ended     Oct. 6, 2000++
TOTAL RETURN                                                                             December 31,        to June 30,
BOND FUND           Increase (Decrease) in Net Assets:                                        2001               2001
Operations:         Investment income--net                                              $     218,286      $      44,378
                    Realized gain (loss) on investments from the Portfolio--net               216,368           (12,851)
                    Changes in unrealized depreciation on investments
                    from the Portfolio--net                                                 (398,882)           (13,541)
                                                                                        -------------      -------------
                    Net increase in net assets resulting from operations                       35,772             17,986
                                                                                        -------------      -------------

Dividends &         Investment income--net:
Distributions to      Class A                                                                 (5,170)            (1,432)
Shareholders:         Class B                                                                (95,761)           (23,621)
                      Class C                                                                (30,889)            (3,691)
                      Class D                                                                (82,791)           (13,419)
                    Realized gain on investments from the Portfolio--net:
                      Class A                                                                   (473)                 --
                      Class B                                                                 (7,467)                 --
                      Class C                                                                 (3,664)                 --
                      Class D                                                                 (9,702)                 --
                                                                                        -------------      -------------
                    Net decrease in net assets resulting from
                    dividends and distributions to shareholders                             (235,917)           (42,163)
                                                                                        -------------      -------------

Capital Share       Net increase in net assets derived from capital
Transactions:       share transactions                                                     17,180,452          3,179,154
                                                                                        -------------      -------------

Net Assets:         Total increase in net assets                                           16,980,307          3,154,977
                    Beginning of period                                                     3,204,977             50,000
                                                                                        -------------      -------------
                    End of period*                                                      $  20,185,284      $   3,204,977
                                                                                        =============      =============
                    *Undistributed investment income--net                               $       5,840      $       2,165
                                                                                        =============      =============

                   ++Commencement of operations.
                     See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
                                                                            Class A                    Class B
               The following per share data and ratios have       For the Six     For the      For the Six   For the
               been derived from information provided in             Months        Period         Months      Period
MERRILL LYNCH  the financial statements.                             Ended     Oct. 6, 2000++     Ended   Oct. 6, 2000++
TOTAL RETURN                                                        Dec. 31,    to June 30,      Dec. 31,  to June 30,
BONDFUND       Increase (Decrease) in Net Asset Value:                2001          2001           2001        2001
Per Share           Net asset value, beginning of period           $  10.20      $  10.00      $  10.18      $  10.00
Operating                                                          --------      --------      --------      --------
Performance:        Investment income--net                         .27+++++           .45      .24+++++           .35
                    Realized and unrealized gain on investments
                    from the Portfolio--net                             .32           .17           .29           .18
                                                                   --------      --------      --------      --------
                    Total from investment operations                    .59           .62           .53           .53
                                                                   --------      --------      --------      --------
                    Less dividends and distributions:
                      Investment income--net                          (.32)         (.42)         (.26)         (.35)
                      Realized gain on investments--net               (.01)            --         (.01)            --
                                                                   --------      --------      --------      --------
                    Total dividends and distributions                 (.33)         (.42)         (.27)         (.35)
                                                                   --------      --------      --------      --------
                    Net asset value, end of period                 $  10.46      $  10.20      $  10.44      $  10.18
                                                                   ========      ========      ========      ========

Total Investment    Based on net asset value per share             5.75%+++      6.23%+++      5.21%+++      5.39%+++
Return:**                                                          ========      ========      ========      ========

Ratios to Average   Expenses, net of reimbursement++++                .65%*         .65%*        1.65%*        1.65%*
Net Assets:                                                        ========      ========      ========      ========
                    Expenses++++                                     2.10%*       19.00%*        3.10%*       20.00%*
                                                                   ========      ========      ========      ========
                    Investment income--net                           5.73%*        6.56%*        4.76%*        5.32%*
                                                                   ========      ========      ========      ========

Supplemental Data:  Net assets, end of period
                    (in thousands)                                 $    454      $     64      $  6,956      $  2,077
                                                                   ========      ========      ========      ========

*Annualized.
**Total investment returns exclude the effects of sales charges. The
Portfolio's investment adviser reimbursed a portion of the Fund's expenses. Without such reimbursement, the Fund's performance would have been lower.
++Commencement of operations.
++++Includes the Fund's share of the Portfolio's allocated expenses.
+++Aggregate total investment return.
+++++Based on average shares outstanding.

See Notes to Financial Statements.


Merrill Lynch Total Return Bond Fund, December 31, 2001


FINANCIAL HIGHLIGHTS (concluded)
                                                                            Class C                    Class D
               The following per share data and ratios have       For the Six     For the      For the Six   For the
               been derived from information provided in             Months        Period         Months      Period
MERRILL LYNCH  the financial statements.                             Ended     Oct. 6, 2000++     Ended   Oct. 6, 2000++
TOTAL RETURN                                                        Dec. 31,    to June 30,      Dec. 31,  to June 30,
BONDFUND       Increase (Decrease) in Net Asset Value:                2001          2001           2001        2001
Per Share           Net asset value, beginning of period           $  10.18      $  10.00      $  10.19      $  10.00
Operating                                                          --------      --------      --------      --------
Performance:        Investment income--net                         .23+++++           .36      .27+++++           .42
                    Realized and unrealized gain on investments
                    from the Portfolio--net                             .34           .17           .32           .17
                                                                   --------      --------      --------      --------
                    Total from investment operations                    .57           .53           .59           .59
                                                                   --------      --------      --------      --------
                    Less dividends and distributions:
                      Investment income--net                          (.30)         (.35)         (.32)         (.40)
                      Realized gain on investments--net               (.01)            --         (.01)            --
                                                                   --------      --------      --------      --------
                    Total dividends and distributions                 (.31)         (.35)         (.33)         (.40)
                                                                   --------      --------      --------      --------
                    Net asset value, end of period                 $  10.44      $  10.18      $  10.45      $  10.19
                                                                   ========      ========      ========      ========

Total Investment    Based on net asset value per share             5.22%+++      5.39%+++      5.61%+++      5.97%+++
Return:**                                                          ========      ========      ========      ========


Ratios to Average   Expenses, net of reimbursement++++               1.65%*        1.65%*         .90%*         .90%*
Net Assets:                                                        ========      ========      ========      ========
                    Expenses++++                                     3.10%*       20.00%*        2.35%*       19.25%*
                                                                   ========      ========      ========      ========
                    Investment income--net                           4.74%*        5.44%*        5.51%*        6.19%*
                                                                   ========      ========      ========      ========

Supplemental Data:  Net assets, end of period (in thousands)       $  3,581      $    259      $  9,194      $    805
                                                                   ========      ========      ========      ========

*Annualized.
**Total investment returns exclude the effects of sales charges. The
Portfolio's investment adviser reimbursed a portion of the Fund's expenses. Without such reimbursement, the Fund's performance would have been lower.
++Commencement of operations.
++++Includes the Fund's share of the Portfolio's allocated expenses.
+++Aggregate total investment return.
+++++Based on average shares outstanding.

See Notes to Financial Statements.



NOTES TO FINANCIAL STATEMENTS


MERRILL LYNCH
TOTAL RETURN
BOND FUND

1. Significant Accounting Policies:
Merrill Lynch Total Return Bond Fund (the "Fund") is a fund of Merrill Lynch Investment Managers Funds, Inc. (the "Company"). The Company is a diversified, open-end management investment company which is organized as a Maryland corporation. The Fund seeks to achieve its investment objective by investing all of its assets in Total Return Bond Master Portfolio (the "Portfolio") of the Fund Asset Management Master Trust (the "Trust"), whichhas the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionateinterest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The percentage of the Portfolio owned by the Fund at December 31, 2001 was .12%. The Fund offers four classes of shares under the Merrill Lynch Select Pricing SM System. Shares of Class A and Class D are soldwith a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares and the additional incremental transfer agency costs resulting from the deferred sales charge arrangements. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investment in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in Note 1a of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Portfolio's income, expenses andrealized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of itstaxable income to shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees--Prepaid registration fees are charged to expenses as the related shares are issued.

(e) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

(f) Investment transactions--Investment transactions in the Portfolio are accounted for on a trade date basis.

2. Transactions with Affiliates:
The Company has also entered into an Administrative Services Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of ..25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. FAM has contractually agreed to pay all annual operating expenses of the Fund's Class A, Class B, Class C and Class D Shares in excess of ..65%, 1.65%, 1.65% and .90%, respectively, as applied to the daily net assets of each Class through December 31, 2001. For the six months ended December 31, 2001, FAM earned fees of $10,817, all of which was waived. Also, FAM reimbursed the Fund $51,826 for additional expenses.

Merrill Lynch Total Return Bond Fund, December 31, 2001


NOTES TO FINANCIAL STATEMENTS (concluded)


MERRILL LYNCH
TOTAL RETURN
BOND FUND

The Company has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the
"Distributor"), which is an indirect, wholly-owned subsidiary of Merrill Lynch Group, Inc.

Pursuant to the Distribution Plans adopted by the Company in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:
                                Account
                              Maintenance  Distribution
                                  Fee          Fee

Class B                           .25%        .75%
Class C                           .25%        .75%
Class D                           .25%         --

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance feecompensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended December 31, 2001, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class D Shares as follows:

                                 FAMD   MLPF&S

Class D                         $1,026  $13,178

For the six months ended December 31, 2001, MLPF&S received contingent deferred sales charges of $1,720 and $24 relating to transactions in Class B and Class C Shares, respectively.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Company are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.


3. Investments:
Increases and decreases in the Fund's investment in the Portfolio for the six months ended December 31, 2001 were $17,769,597 and $784,075, respectively.


4. Capital Share Transactions:
Net increase in net assets derived from capital share transactions was $17,180,452 and $3,179,154 for the six months ended December 31, 2001 and for the period October 6, 2000 to June 30, 2001, respectively.

Transactions in capital shares for each class were as follows:


Class A Shares for the Six Months                   Dollar
Ended December 31, 2001               Shares        Amount

Shares sold                            37,787    $     400,093
Shares issued to shareholders in
reinvestment of dividends and
distributions                             333            3,485
                                 ------------    -------------
Total issued                           38,120          403,578
Shares redeemed                       (1,014)         (10,565)
                                 ------------    -------------
Net increase                           37,106    $     393,013
                                 ============    =============

Class A Shares for the Period                           Dollar
October 6, 2000++ to June 30, 2001     Shares           Amount

Shares sold                             4,939    $      50,796
                                 ------------    -------------
Shares issued to shareholders in
reinvestment of dividends                  86              877
                                 ------------    -------------
Net increase                            5,025    $      51,673
                                 ============    =============

++Prior to October 6, 2000 (commencement of operations), the Fund issued 1,250 shares to FAM for $12,500.


Class B Shares for the Six Months                   Dollar
Ended December 31, 2001               Shares        Amount

Shares sold                           547,392       $5,758,978
Shares issued to shareholders in reinvest-
ment of dividends and distributions     5,661           59,184
                                 ------------    -------------
Total issued                          553,053        5,818,162
Shares redeemed                      (90,701)        (946,383)
                                 ------------    -------------
Net increase                          462,352       $4,871,779
                                 ============    =============


Class B Shares for the Period                       Dollar
October 6, 2000++ to June 30, 2001    Shares        Amount

Shares sold                           212,597       $2,180,717
Shares issued to shareholders in
reinvestment of dividends               1,277           13,044
                                 ------------    -------------
Total issued                          213,874        2,193,761
Shares redeemed                      (11,070)        (114,014)
                                 ------------    -------------
Net increase                          202,804       $2,079,747
                                 ============    =============

++Prior to October 6, 2000 (commencement of operations), the Fund issued 1,250 shares to FAM for $12,500.


Class C Shares for the Six Months                   Dollar
Ended December 31, 2001               Shares        Amount

Shares sold                           324,827       $3,423,818
Shares issued to shareholders in reinvest-
ment of dividends and distributions     2,187           22,875
                                 ------------    -------------
Total issued                          327,014        3,446,693
Shares redeemed                       (9,540)        (100,251)
                                 ------------    -------------
Net increase                          317,474       $3,346,442
                                 ============    =============


Class C Shares for the Period                       Dollar
October 6, 2000++ to June 30, 2001    Shares        Amount

Shares sold                            32,761         $336,387
Shares issued to shareholders in
reinvestment of dividends                 140            1,431
                                 ------------    -------------
Total issued                           32,901          337,818
Shares redeemed                       (8,715)         (89,332)
                                 ------------    -------------
Net increase                           24,186         $248,486
                                 ============    =============

++Prior to October 6, 2000 (commencement of operations), the Fund issued 1,250 shares to FAM for $12,500.


Class D Shares for the Six Months                   Dollar
Ended December 31, 2001               Shares        Amount

Shares sold                           802,325       $8,584,836
Shares issued to shareholders in reinvest-
ment of dividends and distributions     8,220           85,926
                                 ------------    -------------
Total issued                          810,545        8,670,762
Shares redeemed                       (9,742)        (101,544)
                                 ------------    -------------
Net increase                          800,803       $8,569,218
                                 ============    =============


Class D Shares for the Period                       Dollar
October 6, 2000++ to June 30, 2001    Shares        Amount

Shares sold                            76,557         $787,204
Shares issued to shareholders in
reinvestment of dividends               1,212           12,391
                                 ------------    -------------
Total issued                           77,769          799,595
Shares redeemed                          (34)            (347)
                                 ------------    -------------
Net increase                           77,735         $799,248
                                 ============    =============


++Prior to October 6, 2000 (commencement of operations), the Fund issued 1,250 shares to FAM for $12,500.




Merrill Lynch Total Return Bond Fund, December 31, 2001

SCHEDULE OF INVESTMENTS
                   Total Return Bond Master Portfolio

                                          Face
                   Industries            Amount                   Investments                                     Value
CORPORATE BONDS &  Aerospace &       $  170,000      Martin Marietta Corp., 7.375% due 4/15/2013            $    175,277
NOTES--34.8%       Defense--0.6%        130,000      Northrop Grumman Corporation, 7.125% due 2/15/2011          135,712
                                                     Raytheon Company:
                                        210,000         6.50% due 7/15/2005                                      215,706
                                        210,000         6.75% due 3/15/2018                                      201,115
                                        220,000      United Technology Corporation, 6.35% due 3/01/2011          223,648
                                                                                                            ------------
                                                                                                                 951,458

                   Banking--0.7%      1,100,000      MBNA Corporation, 3.50% due 6/17/2002 (a)                 1,096,984

                   Cable & Media--      230,000      Clear Channel Communications, 7.875% due 6/15/2005          240,817
                   3.0%                              Comcast Cable Communications:
                                        120,000         6.375% due 1/30/2006                                     123,445
                                        210,000         6.75% due 1/30/2011                                      210,819
                                      3,200,000      Cox Communications Inc., 6.75% due 3/15/2011              3,217,664
                                        380,000      News America Inc., 7.25% due 5/18/2018                      365,039
                                        170,000      Time Warner Entertainment, 7.25% due 9/01/2008              181,082
                                        250,000      Univision Communication Inc., 7.85% due 7/15/2011           252,716
                                        340,000      Viacom Inc., 7.875% due 7/30/2030                           375,343
                                                                                                            ------------
                                                                                                               4,966,925

                   Drug/                170,000      Bristol-Myers Squibb, 4.75% due 10/01/2006                  168,356
                   Pharmaceuticals--    859,000      Eli Lilly & Company, 7.125% due 6/01/2025                   925,341
                   0.7%                                                                                     ------------
                                                                                                               1,093,697

                   Electric--           625,000      NRG Energy Inc., 7.50% due 6/15/2007                        600,925
                   Generation--0.4%

                   Finance--0.5%        110,000      Boeing Capital Corporation, 7.10% due 9/27/2005             115,537
                                        366,000      Ford Motor Credit Company, 7.375% due 2/01/2011             361,169
                                        421,000      General Motors Acceptance Corp., 8% due 11/01/2031          425,921
                                                                                                            ------------
                                                                                                                 902,627

                   Finance--                         Avalonbay Communities:
                   Other--3.3%          675,000         6.58% due 2/15/2004                                      682,877
                                        410,000         6.625% due 9/15/2011                                     399,500
                                                     EOP Operating LP:
                                        420,000         7.375% due 11/15/2003                                    441,592
                                        130,000         7.75% due 11/15/2007                                     138,819
                                        160,000      Liberty Property LP, 7.25% due 3/15/2011                    159,013
                                        790,000      Prologis Trust, 7% due 10/01/2003                           820,431
                                      2,600,000      Salomon Smith Barney Holdings, 6.50% due 2/15/2008        2,714,686
                                                                                                            ------------
                                                                                                               5,356,918

                   Financial          1,700,000      Countrywide Home Loan, 5.25% due 6/15/2004                1,732,453
                   Services--1.1%

                   Food & Beverage--1.3%             Anheuser-Busch Companies Inc.:
                                        320,000         7.50% due 3/15/2012                                      359,571
                                        210,000         6% due 11/01/2041                                        194,365
                                        210,000      Coca-Cola Enterprises, 6.125% due 8/15/2011                 211,016
                                        200,000      Kraft Foods Inc., 4.625% due 11/01/2006                     195,722
                                        550,000      Pepsi Bottling Holdings Inc., 5.625% due 2/17/2009 (b)      546,281
                                        540,000      Tyson Foods Inc., 6.625% due 10/01/2004 (b)                 554,597
                                                                                                            ------------
                                                                                                               2,061,552

                   Forest Products--    570,000      Weyerhaeuser Company, 5.95% due 11/01/2008 (b)              555,216
                   0.3%

                   Gaming &             510,000      Circus Circus Enterprises, Inc.,
                   Lodging--0.3%                     6.70% due 11/15/2096                                        502,487

                   Health Care--0.1%    270,000      Tenet Healthcare Corporation, 6.875%
                                                     due 11/15/2031 (b)                                          248,472

                   Industrial--         170,000      IBM Corporation, 5.375% due 2/01/2009                       165,934
                   Manufacturing--0.1%

                   Industrial--         300,000      Tele-Communications Inc., 8.25% due 1/15/2003               311,637
                   Other--0.2%

                   Industrial--         530,000      First Data Corporation, 6.75% due 7/15/2005                 560,846
                   Services--0.3%

                   Insurance--0.3%      190,000      John Hancock Financial Services, 5.625% due                 187,345
                                                     12/01/2008 MetLife Inc.:
                                         80,000         5.25% due 12/01/2006                                      79,865
                                        200,000         6.125% due 12/01/2011                                    198,292
                                                                                                            ------------
                                                                                                                 465,502

                   Metals & Mining--                 Alcoa Inc.:
                   0.2%                 175,000         2.28% due 12/06/2004                                     174,958
                                        140,000         6% due 1/15/2012                                         138,985
                                                                                                            ------------
                                                                                                                 313,943

                   Multimedia--0.3%                  AOL Time Warner Inc.:
                                        170,000         6.125% due 4/15/2006                                     173,924
                                        250,000         7.625% due 4/15/2031                                     264,573
                                                                                                            ------------
                                                                                                                 438,497

                   Oil--Integrated--  1,000,000      Ashland Inc., 2.581% due 3/07/2003 (a)                      984,324
                   0.6%

                   Oil Services--       280,000      Halliburton Company, 6.75% due 2/01/2027                    246,114
                   0.1%

                   Pipelines--Gas--   2,400,000      Kinder Morgan Energy, 6.75% due 3/15/2011                 2,409,288
                   3.3%                                 Williams Companies, Inc.:
                                        210,000         7.625% due 7/15/2019                                     207,595
                                      2,750,000         7.75% due 6/15/2031                                    2,758,421
                                                                                                            ------------
                                                                                                               5,375,304

                   Pipelines--Oil &     230,000      Consolidated Natural Gas, 5.375% due 11/01/2006             226,437
                   Gas--0.4%            460,000      El Paso Corporation, 7% due 5/15/2011                       449,452
                                                                                                            ------------
                                                                                                                 675,889

                   Retail--0.9%         420,000      Federated Department Stores, 6.625% due 4/01/2011           412,713
                                        360,000      Kroger Company, 7.50% due 4/01/2031                         374,126
                                        210,000      Safeway Inc., 6.50% due 3/01/2011                           213,996
                                                     Wal-Mart Stores, Inc.:
                                        200,000         6.875% due 8/10/2009                                     214,432
                                        210,000         7.55% due 2/15/2030                                      242,453
                                                                                                            ------------
                                                                                                               1,457,720


Merrill Lynch Total Return Bond Fund, December 31, 2001

SCHEDULE OF INVESTMENTS (continued)
                   Total Return Bond Master Portfolio (continued)

                                          Face
                   Industries            Amount                   Investments                                     Value
CORPORATE BONDS &  Transportation--  $1,000,000      Amerco, 8.80% due 2/04/2005                            $  1,025,120
NOTES (concluded)  2.1%                 250,000      Burlington North Santa Fe, 6.75% due 7/15/2011              255,425
                                        250,000      Delta Airlines, 9.90% due 1/02/2002                         250,000
                                      1,300,000      Norfolk Southern Corporation, 7.35% due 5/15/2007         1,396,811
                                                     Southwest Airlines Co.:
                                        250,000         8% due 3/01/2005                                         261,603
                                        200,000         7.875% due 9/01/2007                                     204,898
                                                                                                            ------------
                                                                                                               3,393,857

                   Utilities--          800,000      Verizon of Pennsylvania, 5.65% due 11/15/2011               768,472
                   Communication--    2,450,000      Worldcom, Inc., 8.25% due 5/15/2010                       2,620,153
                   2.1%                                                                                     ------------
                                                                                                               3,388,625

                   Utilities--          210,000      Commonwealth Edison, Company, 6.95% due 7/15/2018           203,490
                   Electric &           105,000      Consolidated Edison Inc., 7.15% due 12/01/2009              109,912
                   Gas--1.9%                         Dominion Resources Inc.:
                                        640,000         7.625% due 7/15/2005                                     682,394
                                        210,000         8.125% due 6/15/2010                                     229,889
                                        210,000      FirstEnergy Corp., 6.45% due 11/15/2011                     205,601
                                        210,000      Mississippi Power, 6.05% due 5/01/2003                      213,461
                                        280,000      PPL Energy Supply LLC, 6.40% due 11/01/2011 (b)             260,748
                                                     Progress Energy Inc.:
                                        320,000         5.85% due 10/30/2008                                     312,512
                                        135,000         7% due 10/30/2031                                        132,091
                                                     South Carolina Electric & Gas:
                                        490,000         7.50% due 6/15/2005                                      527,186
                                        210,000         6.70% due 2/01/2011                                      212,961
                                                                                                            ------------
                                                                                                               3,090,245

                   Yankee--Banks--    3,100,000      Royal Bank of Scotland Group PLC, 7.816%
                   2.5%                              due 11/29/2049                                            3,302,892
                                        750,000      Standard Chartered Bank, 8% due 5/30/2031 (b)               762,832
                                                                                                            ------------
                                                                                                               4,065,724

                   Yankee--              55,000      Alcan Inc., 7.25% due 3/15/2031                              58,079
                   Corporates--7.2%                  Bombardier Capital Ltd. (b):
                                      1,500,000         6% due 1/15/2002                                       1,501,431
                                      2,000,000         7.50% due 8/15/2004                                    2,109,440
                                        250,000      Canadian National Railway Co., 6.90% due 7/15/2028          249,237
                                      5,000,000      Pemex Finance Ltd., 8.02% due 5/15/2007                   5,270,350
                                      2,075,000      Pemex Project Funding Master Trust,
                                                     9.125% due 10/13/2010                                     2,199,500
                                        250,000      Potash Corporation of Saskatchewan,
                                                     7.75% due 5/31/2011                                         265,905
                                                                                                            ------------
                                                                                                              11,653,942

                                                   Total Corporate Bonds & Notes (Cost--$56,315,309)          56,657,817

GOVERNMENT AGENCY  Collateralized Mortgage           Fannie Mae:
MORTGAGE-BACKED    Obligations--9.3%    776,896         30 Year, 21.044% due 4/25/2029                           771,069
SECURITIES++--24.5%                      21,659         G93-27 SB, 10.403% due 8/25/2023 (a)                      21,494
                                      5,500,000         G94-9 PH, 6.50% due 9/17/2021                          5,715,105
                                                     Freddie Mac:
                                         87,125         18.924% due 8/15/2023                                     87,634
                                        374,339         1261-J, 8% due 7/15/2021                                 376,902
                                         23,775         1564-SE, 10.989% due 8/15/2008 (a)                        24,075
                                        140,465         1573-GC, 15.465% due 1/15/2023 (a)                       143,190
                                      1,814,729         2160, 24.502% due 6/15/2029                            1,840,992
                                      4,375,000         2295 PN, 5.75% due 6/15/2021                           4,434,369
                                        411,455         2295 SJ, 19.189% due 3/15/2031                           421,023
                                      1,200,000      Ginnie Mae, 2001-7 TV, 6% due 2/20/2025                   1,227,000
                                                                                                            ------------
                                                                                                              15,062,853

                   Pass-Through                      Fannie Mae:
                   Securities--15.2%  5,500,000         6% due 12/01/2031                                      5,385,531
                                      7,500,750         6.50% due 12/01/2031                                   7,512,939
                                      4,499,997         7% due 9/01/2031                                       4,589,997
                                                     Freddie Mac Gold Program, 30 Year:
                                         91,880         6.50% due 6/01/2030                                       92,209
                                        658,824         6.50% due 5/01/2031                                      660,430
                                        303,394         6.50% due 9/01/2031                                      304,133
                                        442,313         6.50% due 9/01/2031                                      443,391
                                      5,746,735         6.50% due 9/01/2031                                    5,760,743
                                                                                                            ------------
                                                                                                              24,749,373

                   Stripped              99,696      Fannie Mae, 1998-48 CI, 6.50% due 8/25/2028 (c)               8,258
                   Mortgage-Backed
                   Securities--0.0%

                                                   Total Government Agency Mortgage-Backed Securities
                                                   (Cost--$39,568,367)                                        39,820,484

GOVERNMENT                                           Fannie Mae:
AGENCY                                1,160,000         4% due 8/15/2003                                       1,179,755
OBLIGATIONS--9.5%                     2,550,000         6.50% due 8/15/2004                                    2,716,948
                                      2,120,000         5.25% due 6/15/2006                                    2,158,754
                                        590,000         7.125% due 3/15/2007                                     649,832
                                      1,280,000         6.375% due 6/15/2009                                   1,349,484
                                        890,000         6% due 5/15/2011                                         905,014
                                      1,470,000         7.125% due 1/15/2030                                   1,631,244
                                                     Freddie Mac:
                                      2,960,000         6.375% due 11/15/2003                                  3,128,809
                                      1,670,000         6.625% due 9/15/2009                                   1,779,335

                                                   Total Government Agency Obligations
                                                   (Cost--$15,603,157)                                        15,499,175


Merrill Lynch Total Return Bond Fund, December 31, 2001

SCHEDULE OF INVESTMENTS (concluded)
                   Total Return Bond Master Portfolio (concluded)

                                          Face
                   Industries            Amount                   Investments                                     Value
NON-AGENCY         Asset-Backed      $   51,207      CPS Auto Trust, 1998-1 A, 6% due 8/15/2003              $    51,166
MORTGAGE-BACKED    Securities--7.2%     750,000      CS First Boston Mortgage Securities Corporation,
SECURITIES++--8.5%                                   1995-WF1 D, 7.532% due 12/21/2027                           799,492
                                      1,976,488      Chase Commercial Mortgage Securities
                                                     Corporation, 1998-2 A1, 6.025% due 11/18/2030             2,034,252
                                        431,056      Delta Funding Home Equity Loan Trust,
                                                     1991-1 A2F, 5.98% due 2/15/2023                             431,677
                                      2,305,470      First Union NB-Bank of America Commercial
                                                     Mortgage Trust, 2001-C1 A1, 5.711% due 3/15/2033          2,264,764
                                      2,951,826      GS Mortgage Securities Corporation II,
                                                     1998-C1 A1, 6.06% due 10/18/2030                          3,046,097
                                        850,000      Nomura Asset Securities Corporation, 1995-MD3
                                                     A1B, 8.15% due 3/04/2020                                    920,188
                                                     Resolution Trust Corporation:
                                      1,617,867         1994-C1 E, 8% due 6/25/2026                            1,610,610
                                        446,205         1994-C2 G, 8% due 4/25/2025                              443,974
                                                                                                            ------------
                                                                                                              11,602,220

                   Collateralized        73,850      Blackrock Capital Finance L.P.,
                   Mortgage                          1997-R2 AP, 9.529% due 12/25/2035 (a)                        77,531
                   Obligations--1.3%    200,000      CMC Securities Corporation IV,
                                                     1994-G A4, 7% due 9/25/2024                                 199,612
                                        125,444      Collateralized Mortgage Obligation Trust,
                                                     57 D, 9.90% due 2/01/2019                                   129,725
                                        169,843      GE Capital Mortgage Services, Inc.,
                                                     1994-24 A4, 7% due 7/25/2024                                170,838
                                                     Housing Securities Inc.:
                                        294,358         1994-1 AB2, 6.50% due 3/25/2009                          205,406
                                        163,688         1994-2 B1, 6.50% due 7/25/2009                           124,249
                                        307,033      Independent National Mortgage Corporation,
                                                     1995-F A5, 8.25% due 5/25/2010                              317,412
                                        332,197      Ocwen Residential MBS Corporation,
                                                     1998-R2 AP, 7.777% due 11/25/2034 (a)(b)                    328,356
                                        600,000      Washington Mutual, 2000-1 B1, 5.93%
                                                     due 1/25/2040 (a)(b)                                        589,406
                                                                                                            ------------
                                                                                                               2,142,535

                                                   Total Non-Agency Mortgage-Backed Securities
                                                   (Cost--$13,604,338)                                        13,744,755

                                          Shares
                                           Held

PREFERRED                                   500    Home Ownership Funding 2                                      343,719
STOCKS--0.2%
                                                   Total Preferred Stocks (Cost--$500,000)                       343,719

                                          Face
                                         Amount

US TREASURY                                          US Treasury Bonds:
OBLIGATIONS--15.7%                   $1,270,000         7.50% due 11/15/2016                                   1,501,775
                                        710,000         8.125% due 8/15/2019                                     896,489
                                      2,280,000         7.25% due 8/15/2022                                    2,682,922
                                        710,000         6.25% due 8/15/2023                                      751,159
                                        710,000         6.625% due 2/15/2027                                     789,428
                                                     US Treasury Notes:
                                        710,000         4.75% due 1/31/2003                                      729,639
                                        710,000         4% due 4/30/2003                                         725,308
                                      2,800,000         3.875% due 7/31/2003                                   2,852,052
                                      2,259,000         2.75% due 10/31/2003                                   2,254,053
                                        710,000         6% due 8/15/2004                                         753,487
                                      1,550,000         7.50% due 2/15/2005                                    1,714,439
                                      1,250,000         5.75% due 11/15/2005                                   1,320,113
                                        710,000         5.625% due 2/15/2006                                     748,049
                                      1,820,000         6.125% due 8/15/2007                                   1,956,500
                                      1,230,000         4.75% due 11/15/2008                                   1,224,613
                                        760,000         6.50% due 2/15/2010                                      834,222
                                      1,080,000         5% due 2/15/2011                                       1,075,950
                                      2,815,000         5% due 8/15/2011                                       2,806,189

                                                   Total US Treasury Obligations
                                                   (Cost--$26,238,045)                                        25,616,387
SHORT-TERM         Commercial         3,151,000    General Motors Acceptance Corp.,
INVESTMENTS--4.7%  Paper*--1.9%                    1.98% due 1/02/2002                                         3,151,000

                   US Government      4,507,000    Freddie Mac, 1.80% due 1/02/2002                            4,507,000
                   Agency
                   Obligations*--2.8%
                                                   Total Short-Term Investments (Cost--$7,658,000)             7,658,000

                                                   Total Investments (Cost--$159,487,216)--97.9%             159,340,337
                                                   Time Deposit**--0.0%                                              819
                                                   Other Assets Less Liabilities--2.1%                         3,433,655
                                                                                                            ------------
                                                     Net Assets--100.0%                                     $162,774,811
                                                                                                            ============

*Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Portfolio.
**Time deposit bears interest at 0.79% and matures on 1/02/2002.
++Mortgage-Backed Securities are subject to principal paydowns as a result of prepayments or refinancings of the underlying instruments.
As a result, the average life may be substantially less than the original maturity.
(a)Floating rate note.
(b)The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(c)Represents the interest-only portion of a mortgage-backed obligation.

See Notes to Financial Statements.


Merrill Lynch Total Return Bond Fund, December 31, 2001

STATEMENT OF ASSETS AND LIABILITIES
TOTAL RETURN
BOND MASTER
PORTFOLIO           As of December 31, 2001
Assets:             Investments, at value (identified cost--$159,487,216)                                 $  159,340,337
                    Cash                                                                                             131
                    Time deposit                                                                                     819
                    Receivables:
                      Interest                                                         $    1,836,626
                      Contributions                                                         1,647,066
                      Paydowns                                                                115,576          3,599,268
                                                                                       --------------
                    Prepaid expenses and other assets                                                             76,816
                                                                                                          --------------
                    Total assets                                                                             163,017,371
                                                                                                          --------------
Liabilities:        Payables:
                      Withdrawals                                                             173,705
                      Investment adviser                                                       39,565            213,270
                                                                                       --------------
                    Accrued expenses and other liabilities                                                        29,290
                                                                                                          --------------
                    Total liabilities                                                                            242,560
                                                                                                          --------------

Net Assets:         Net assets                                                                            $  162,774,811
                                                                                                          ==============

Net Assets          Investors' capital                                                                    $  162,921,690
Consist of:         Unrealized depreciation on investments--net                                                (146,879)
                                                                                                          --------------
                    Net assets                                                                            $  162,774,811
                                                                                                          ==============

                    See Notes to Financial Statements.

STATEMENT OF OPERATIONS
TOTAL RETURN
BOND MASTER
PORTFOLIO           For the Six Months Ended December 31, 2001
Investment Income:  Interest and discount earned                                                          $    4,638,876
                    Dividends                                                                                     50,203
                                                                                                          --------------
                    Total income                                                                               4,689,079
                                                                                                          --------------

Expenses:           Investment advisory fees                                            $     232,222
                    Accounting services                                                        75,045
                    Professional fees                                                          22,705
                    Custodian fees                                                              5,483
                    Pricing fees                                                                5,378
                    Trustees' fees and expenses                                                 4,922
                    Offering costs                                                                786
                    Other                                                                       5,099
                                                                                       --------------
                    Total expenses                                                                               351,640
                                                                                                          --------------
                    Investment income--net                                                                     4,337,439
                                                                                                          --------------

Realized &          Realized gain on investments--net                                                          3,038,847
Unrealized          Change in unrealized depreciation on investments--net                                        536,900
Gain on                                                                                                   --------------
Investments--Net:
                    Net Increase in Net Assets Resulting from Operations                                  $    7,913,186
                                                                                                          ==============

                    See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                         For the Six      For the Period
TOTAL RETURN                                                                            Months Ended   October 6, 2000++
BOND MASTER                                                                             December 31,         to June 30,
PORTFOLIO           Increase (Decrease) in Net Assets:                                      2001                2001
Operations:         Investment income--net                                             $    4,337,439     $    7,757,182
                    Realized gain on investments--net                                       3,038,847            895,917
                    Change in unrealized depreciation on investments--net                     536,900          1,080,545
                                                                                       --------------     --------------
                    Net increase in net assets resulting from operations                    7,913,186          9,733,644
                                                                                       --------------     --------------

Net Capital         Proceeds from contributions                                            69,311,510        253,897,559
Transactions:       Fair value of withdrawals                                            (71,681,320)      (106,449,868)
                                                                                       --------------     --------------
                    Net increase (decrease) in net assets derived
                    from capital transactions                                             (2,369,810)        147,447,691
                                                                                       --------------     --------------

Net Assets:         Total increase in net assets                                            5,543,376        157,181,335
                    Beginning of period                                                   157,231,435             50,100
                                                                                       --------------     --------------
                    End of period                                                      $  162,774,811     $  157,231,435
                                                                                       ==============     ==============

++Commencement of operations.
See Notes to Financial Statements.


FINANCIAL HIGHLIGHTS

                                                                                        For the Six       For the Period
TOTAL RETURN                                                                           Months Ended    October 6, 2000++
BOND MASTER         The following ratios have been derived                             December 31,          to June 30,
PORTFOLIO           from information provided in the financial statements.                  2001                2001
Ratios to Average   Expenses                                                                    .45%*              .42%*
                                                                                       ==============     ==============
Net Assets:         Investment income--net                                                     5.60%*             6.59%*
                                                                                       ==============     ==============
Supplemental Data:  Net assets, end of period (in thousands)                            $     162,775      $     157,231
                                                                                       ==============     ==============
                    Portfolio turnover                                                         64.89%            276.08%
                                                                                       ==============     ==============

*Annualized.
++Commencement of operations.

See Notes to Financial Statements.



Merrill Lynch Total Return Bond Fund, December 31, 2001


NOTES TO FINANCIAL STATEMENTS

TOTAL RETURN
BOND MASTER
PORTFOLIO

1. Significant Accounting Policies:
Total Return Bond Master Portfolio (the "Portfolio") is a fund of Fund Asset Management Master Trust (the "Master Trust"). The Master Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Portfolio, subject to certain limitations. The Portfolio's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Portfolio.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities that are traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Short-term securities are valued at amortized cost, which approximates market value. Other investments are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Master Trust's Board of Trustees.

(b) Derivative financial instruments--The Portfolio may engage in various portfolio strategies to increase or decrease the level of risk to which the Portfolio is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes--The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass through" entity, the Portfolio pays no income dividends or capital gains distributions. Therefore, no Federal income tax provision is required. It is intended that the Portfolio's assets will be managed so an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expenses as the related shares are issued.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Master Trust has entered into an Investment Advisory Agreement for the Portfolio with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee at an annual rate of .30% of the average daily value of the Portfolio's net assets.

For the six months ended December 31, 2001, the Portfolio reimbursed FAM $7,272 for certain accounting services.

Certain officers and/or trustees of the Master Trust are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended December 31, 2001 were $96,882,405 and $106,058,394, respectively.

Net realized gains for the six months ended December 31, 2001 and net unrealized losses as of December 31, 2001 were as follows:

                                     Realized     Unrealized
                                      Gains         Losses

Long-term investments           $   2,999,255   $    (146,879)
Financial futures contracts            39,592               --
                                -------------    -------------
Total investments               $   3,038,847   $    (146,879)
                                =============    =============

As of December 31, 2001, net unrealized depreciation for Federal income tax purposes aggregated $146,879, of which $1,315,053 related to appreciated securities and $1,461,932 related to depreciated securities. At December 31, 2001, the aggregate cost of investments for Federal income tax purposes was $159,487,216.


4. Short-Term Borrowings:
The Master Trust, along with certain other funds managed by FAM and its affiliates, is a party to a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Portfolio may borrow under the credit agreement to fund partner withdrawals and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Portfolio pays a commitment fee of .09% per annum based on the Portfolio's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 30, 2001, the credit agreement was renewed for one year under the same terms. The Portfolio did not borrow under the credit agreement during the six months ended December 31, 2001.